DERIVATIVE LIABILITIES (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derivative liabilities	451.9%	322.4%	545.20%
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derivative liabilities	0.13 to 9.42 years	0.41 to 9.99 years	0.45 to 2.12 years
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derivative liabilities	3.09% - 3.88%	3.27% - 4.06%	0.95% - 1.42%
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value assumptions for derivative liabilities	0.00%	0.00%	0.00%